Cash and Cash Equivalents - Summary of Cash and Cash Equivalents and Bank Overdrafts (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,482	$ 6,829
Total	7,721	4,218	[1]	$ 2,686		$ 2,560
Notional cash pooling arrangement [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	7,721	9,918
Bank overdrafts - notional cash pooling arrangements (note 26)		(5,700)
Total	$ 7,721	$ 4,218

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.